Consolidated Statements of Operations (AUD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Revenue from products	12,063,582	11,760,009	132,733
Revenue from services	2,632,870	6,420,027	2,850,071
Research and development income			1,337,125
Milestone payment			17,722,641
Total revenue	14,696,452	18,180,036	22,042,570
Operating costs & expenses
Cost of goods sold	12,310,302	10,801,062	458,162
Cost of services	708,149	1,481,674	169,241
Research and development	9,812,396	6,482,150	14,898,072
General and administrative	7,271,488	7,185,550	5,635,569
Total operating costs & expenses	30,102,335	25,950,436	21,161,044
Profit/(loss) from operations	(15,405,883)	(7,770,400)	881,526
Other income/(expense)
Interest income	683,323	1,192,889	809,459
Interest expense			(9,636)
Other	30,443	(33,014)	(250,886)
Total other income/(expense)	713,766	1,159,875	548,937
Net profit/(loss) before tax	(14,692,117)	(6,610,525)	1,430,463
Income tax benefit/(expense)	0
Net profit/(loss)	(14,692,117)	(6,610,525)	1,430,463
Basic net profit/(loss) per share	(0.09)	(0.04)	0.01
Average weighted number of shares - basic	159,017,777	157,584,044	157,013,578
Diluted net profit/(loss) per share	(0.09)	(0.04)	0.01
Average weighted number of shares - diluted	159,017,777	157,584,044	161,354,802